Pension and Postretirement Benefit Plans and Defined Contribution Plans - Weighted-Average Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Qualified Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	4.20%	5.20%	4.30%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	2.80%	2.80%	2.80%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	5.20%	4.30%	5.10%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	8.50%	8.50%	8.50%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	2.80%	2.80%	3.50%
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	4.00%	4.80%	3.90%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	2.80%	2.80%	2.80%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	4.80%	3.90%	5.00%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	2.80%	2.80%	3.50%
International Pension Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	3.00%	3.90%	3.80%
Weighted-average assumptions used to determine benefit obligations, Rate of compensation increase	2.70%	2.90%	3.10%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	3.90%	3.80%	4.70%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	5.80%	5.60%	5.90%
Weighted-average assumptions used to determine net periodic benefit cost, Rate of compensation increase	2.90%	3.10%	3.30%
Postretirement Plans [Member]
Weighted-average assumptions used to determine benefit obligations:
Weighted-average assumptions used to determine benefit obligations, Discount rate	4.20%	5.10%	4.10%
Weighted-average assumptions used to determine net periodic benefit cost:
Weighted-average assumptions used to determine net periodic benefit cost, Discount rate	5.10%	4.10%	4.80%
Weighted-average assumptions used to determine net periodic benefit cost, Expected return on plan assets	8.50%	8.50%	8.50%